S000053934 [Member] Investment Objectives and Goals - BrandywineGLOBAL - Flexible Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	BRANDYWINEGLOBAL — FLEXIBLE BOND FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Current income and capital appreciation.